Termination of Vie Agreements with Shareholders of 39PU	12 Months Ended
Jun. 30, 2022
Termination Of Vie Agreements With Shareholders Abstract
Termination of Vie Agreements with Shareholders of 39PU
4.	TERMINATION OF VIE AGREEMENTS WITH SHAREHOLDERS OF 39PU

On August 3, 2022, the Company and Guangzhou Baogu Trading Co., Ltd. (the “Gaogu”) entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, Baogu agreed to purchase 51% of the issued and outstanding shares of 39Pu, which is controlled by the Company through VIE Agreements, in exchange for cash consideration of RMB 8 million. Upon the closing of the transaction contemplated by the Disposition SPA, Baogu will become the majority shareholder of 39 Pu and as a result, assume all assets and liabilities of 39 Pu. The disposition was closed on August 4, 2022.

In accordance with ASC 205-20-45, 39Pu met the criteria as a discontinued operation as June 30, 2022. As of June 30, 2022 and 2021, the assets and liabilities relevant to the sale of 39Pu were classified as assets of discontinued group and the liabilities of discontinued group, respectively. The net income or loss of 39Pu were recognized as the “net (loss) income from discontinued operations” in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2022, 2021 and 2020.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet as of June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
ASSETS
Cash	$44,078	$432,789
Short-term investments	647,819	2,526,328
Trade receivables	374,697	291,106
Inventories	723,199	1,362,700
Other current assets	108,301	315,934
Goodwill	-	9,573,081
Property and equipment, net	938,408	1,243,805
Intangible assets	1,672	2,106
Right of use assets	234,047	981,264
Total Assets	$3,072,221	$16,729,113

LIABILITIES
Other current liabilities	$51,818	$323,313
Income tax payable	142,447	147,759
Lease liabilities	124,263	925,097
Total Liabilities	$318,528	$1,396,169

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2022, 2021 and 2020:

	For the Years Ended June 30,
	2022	2021	2020
Revenue	$1,672,504	$5,353,166	$417,705
Cost of revenues	(1,326,413)	(3,571,175)	(160,768)
General and administrative expenses	(2,790,108)	(1,619,508)	(426,655)
Impairment of goodwill	(9,573,081)	-	-
Other (expenses) income	(459,473)	166,269	137,417
Income tax expenses	-	(145,542)	-
Net (loss) income from discontinued operations	$(12,476,571)	$183,210	$(32,301)